Net investment in sublease (Details)	Dec. 31, 2020 USD ($)
Disclosure of maturity analysis of finance lease payments receivable [line items]
Future minimum lease payments receivable	$ 40,000
Interest income	1,459
Present value of minimum lease payments receivable	38,541
Less than one year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Future minimum lease payments receivable	40,000
Interest income	1,459
Present value of minimum lease payments receivable	38,541
Between one and five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Future minimum lease payments receivable	0
Interest income	0
Present value of minimum lease payments receivable	$ 0